Other liabilities and deferred credits	12 Months Ended
Dec. 31, 2016
Other liabilities and deferred credits
Other liabilities and deferred credits

11 – Other liabilities and deferred credits

In millions	December 31,	2016	2015
Personal injury and other claims provisions (Note 16) (1)		$225	$245
Environmental provisions (Note 16) (1)		36	59
Stock-based compensation liability (Note 14) (1)		35	63
Deferred credits and other		297	277
Total other liabilities and deferred credits		$593	$644

(1)	See Note 9 – Accounts payable and other for the related current portion.